Selected Quarterly Results of Operations - Quarterly Results of Operations (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2020		Sep. 30, 2019		Sep. 30, 2018
Quarterly Financial Information Disclosure [Abstract]
Revenue	$ 1,052,948	$ 1,026,201	$ 1,047,933	$ 1,041,957	$ 1,030,253	$ 1,024,704	$ 1,019,657	$ 1,012,055	$ 4,169,039		$ 4,086,669		$ 3,974,837
Operating income	146,938	147,531	156,712	143,577	144,154	142,320	150,175	133,097	594,758		569,746		428,307
Net income	$ 134,463	$ 120,407	$ 127,038	$ 115,932	$ 122,027	$ 131,448	$ 124,279	$ 101,692	$ 497,840	[1]	$ 479,446	[1]	$ 354,396	[1]
Basic earnings per share	$ 1.02	$ 0.90	$ 0.95	$ 0.86	$ 0.90	$ 0.96	$ 0.90	$ 0.73	$ 3.73		$ 3.49		$ 2.49
Diluted earnings per share	$ 1.01	$ 0.90	$ 0.94	$ 0.85	$ 0.90	$ 0.96	$ 0.90	$ 0.72	$ 3.71		$ 3.47		$ 2.47

[1]	In fiscal years 2020, 2019 and 2018, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.